Supplemental guarantor consolidated statement of comprehensive income (Detail) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	SFr 1,285	SFr 1,516	SFr 1,175	SFr 2,801	[1],[2]	SFr 2,490	[1],[2]
Foreign currency translation, net of tax				(2)		14
Total other comprehensive income that may be reclassified to the income statement, net of tax				(322)		(1,641)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans				144		160
Own credit on financial liabilities designated at fair value, net of tax				417		(254)
Total other comprehensive income	1,057	(819)	(1,072)	238		(1,721)
Total comprehensive income	2,342	696	103	3,039		769
OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income	568	(889)	(1,121)	(322)		(1,641)
OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income	490	70	49	560		(80)
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1,284	1,514	1,174	2,798		2,443
Foreign currency translation, net of tax				0		0
Total other comprehensive income that may be reclassified to the income statement, net of tax	568	(889)	(1,121)	(322)		(1,641)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans				144		160
Own credit on financial liabilities designated at fair value, net of tax				417		(254)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	492	70	35	562		(94)
Total other comprehensive income	1,060	(820)	(1,086)	240		(1,735)
Total comprehensive income	2,343	695	89	3,038		708
Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	747	(384)	(971)	363		(1,337)
Financial assets measured at fair value through other comprehensive income, net of tax	(18)	(51)	(115)	(69)		(72)
Cash flow hedges, net of tax	(161)	(454)	(35)	(615)		(233)
Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans	244	(100)	108	144		160
Own credit on financial liabilities designated at fair value, net of tax	248	170	(73)	417		(254)
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1	1	1	3		47
Foreign currency translation, net of tax				(2)		14
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(2)	0	14	(2)		14
Total other comprehensive income	(2)	0	14	(2)		14
Total comprehensive income	(1)	1	14	1		61
Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	SFr (2)	SFr 0	SFr 14	SFr (2)		SFr 14

[1]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.